Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7. Intangible Assets
As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.

The changes in carrying amounts of intangible assets consisted of the following:

(In thousands)	Trade Names	Technology and Intellectual Property	Customer Relationships	Lease	Total
Balance as of December 31, 2020	$7,065	$10,705	$10,012	$—	$27,782
Additions	25,025	51,865	23,000	790	100,680
Amortization	(2,584)	(7,251)	(2,400)	(116)	(12,351)
Foreign exchange	—	(798)	—	—	(798)

Balance as of December 31, 2021	29,506	54,521	30,612	674	115,313
Additions	—	7,250	—	—	7,250
Amortization	(3,003)	(7,711)	(3,146)	(167)	(14,027)
Impairments	(5,428)	(6,009)	(6,191)	—	(17,628)
Deconsolidation of equity investment	—	(34,449)	—	—	(34,449)
Intangible assets, net reclassified to assets held for sale (see Note 4)	(9,080)	(5,718)	(7,758)	(507)	(23,063)
Foreign exchange	—	(2,034)	—	—	(2,034)

Balance as of December 31, 2022	$11,995	$5,850	$13,517	$—	$31,362

Impairment charges of $17.6 million were recognized for the year ended December 31, 2022 related to our Thrasys, BHS and TTC business units. No impairment charge was recognized for the year ended December 31, 2021.
As discussed in Note 4,
Assets and Liabilities Held for Sale,
$23.1 million of intangible assets are included in assets held for sale, noncurrent, in the consolidated balance sheets as of December 31, 2022.
The estimated useful lives of trade names are
3-10
years, the estimated useful life of technology and intellectual property is
5-7
years, and the estimated useful life of customer relationships is 10 years.
Amortization expense was $14.0 million and $12.4 million for the years ended December 31, 2022 and 2021, respectively.
The estimated amortization expense related to definite-lived intangible assets for the five succeeding years is as follows:

(In thousands)	Trade Name Amortization	Technology and Intellectual Property Amortization	Customer Relationships Amortization	Total
2023	$983	$1,532	$1,616	$4,131
2024	983	1,532	1,616	4,131
2025	983	1,532	1,616	4,131
2026	983	890	1,616	3,489
2027	983	364	1,616	2,963
Thereafter	7,080	—	5,437	12,517

	$11,995	$5,850	$13,517	$31,362